Income Taxes (Details) - Schedule of current and deferred portions of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Current and Deferred Portions of Income Tax Expense [Abstract]
Current tax provision	$ 264,467	$ 263,080	$ 239,496
Deferred tax provision	15,602
Income tax expense	$ 280,069	$ 263,080	$ 239,496